LEASES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
LEASES
LEASES

18.   LEASES

Lessor

The Company’s operating leases for automobile rentals have rental periods that are typically short term, generally is twelve months or less. Revenue recognition section of Note 3 (r), the Company discloses that revenue earned from automobile rentals, wherein an identified asset is transferred to the customer and the customer has the ability to control that asset, is accounted for under Topic 842 upon adoption for the year ended March 31, 2020.

Lessee

As of December 31, 2022 and March 31, 2022, the Company has engaged in offices and showroom leases which were classified as operating leases.

The Company leased automobiles under operating lease agreements with a term shorter than twelve months which it elected not to recognize lease assets and lease liabilities under ASC 842. Instead, the Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. In addition, the Company had automobiles leases which were classified as finance lease.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognized lease expense on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognized the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the automobile loans on the remaining balance of the liability.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using an effective interest rate of 6.0%, which is determined using an incremental borrowing rate with similar term in the PRC. As of December 31, 2022, the weighted-average remaining operating and finance lease term of its existing leases is 2.41 and 2.75 years, respectively.

Operating and finance lease expenses consist of the following:

		For the Three Months Ended		For the Nine Months Ended
		December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	Classification	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Operating lease cost
Automobile lease costs	Cost of revenues	$564,646	501,847	1,622,601	1,205,011
Lease expenses	Selling, general and administrative	88,493	165,263	313,753	434,733
Finance lease cost
Amortization of leased asset	Cost of revenue	73,991	834,807	203,044	2,419,695
Amortization of leased asset	General and administrative	62,255	76,187	196,890	522,605
Interest on lease liabilities	Interest expenses on finance leases	7,602	97,919	15,903	313,766
Total lease expenses		$796,987	1,676,023	2,352,191	4,895,810
Total Lease expenses – discontinued operations		—	989,573	—	3,240,386
Total Lease expenses- continuing operations		$796,987	686,450	2,352,191	1,655,424

Operating lease expenses for automobiles from continuing operations totaled $564,646 and $417,519 for the three months ended December 31, 2022 and 2021, respectively. Operating lease expenses for automobiles from continuing operations totaled $1,622,601 and $941,818 for the nine months ended December 31, 2022 and 2021, respectively. Operating lease expenses for automobiles from discontinued operations totaled $84,328 and $263,193 for the three and nine months ended December 31, 2021.

Operating lease expenses for offices and showroom leases from continuing operations totaled $88,493 and $313,753 for the three and nine months ended December 31, 2022, respectively. Operating lease expenses for offices and showroom leases from continuing operations totaled $141,208 and $367,690 for the three and nine months ended December 31, 2021, respectively. Operating lease expenses for offices and showroom leases from discontinued operations totaled $24,055 and $67,043 for the three and nine months ended December 31, 2021, respectively.

Interest expenses on finance leases from continuing operations totaled $7,602 and $15,903 for the three and nine months ended December 31, 2022, respectively. Interest expenses on finance leases from continuing operations totaled $13,612 and $44,369 for the three and nine months ended December 31, 2021, respectively. Interest expenses on finance leases from discontinued operations totaled $84,307 and $269,397 for the three and nine months ended December 31, 2021, respectively.

The following table sets forth the Company’s minimum lease payments in future periods:

	*Operating lease	Finance lease
	payments	payments	Total
Twelve months ending December 31, 2023	$265,601	278,610	544,211
Twelve months ending December 31, 2024	95,690	269,675	365,365
Twelve months ending December 31, 2025	63,120	202,256	265,376
Twelve months ending December 31, 2026	14,982	—	14,982
Total lease payments	439,393	750,541	1,189,934
Less: discount	(22,205)	(58,657)	(80,862)
Present value of lease liabilities	$417,188	691,884	1,109,072

*As of December 31, 2022, the outstanding balance of operating lease payments due to related parties was $215,763.

18.   LEASES

Lessor

The Company’s operating leases for automobile rentals have rental periods that are typically short term, generally is twelve months or less. Revenue recognition section of Note 3 (r), the Company discloses that revenue earned from automobile rentals, wherein an identified asset is transferred to the customer and the customer has the ability to control that asset, is accounted for under Topic 842 upon adoption for the year ended March 31, 2020.

Lessee

As of March 31, 2022 and March 31, 2021, the Company has engaged in offices and showroom leases which were classified as operating leases.

The Company leased automobiles under operating lease agreements with a term shorter than twelve months which it elected not to recognize lease assets and lease liabilities under ASC 842. Instead, the Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. In addition, the Company had automobiles leases which were classified as finance lease.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognized lease expense on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognized the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the automobile loans on the remaining balance of the liability.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using an effective interest rate of 6.0%, which is determined using an incremental borrowing rate with similar term in the PRC. As of March 31, 2022, the average remaining operating and finance lease term of its existing leases is 1.16 and 1.09 years, respectively.

Operating and finance lease expenses consist of the following:

		For the Years Ended
	Classification	March 31, 2022	March 31, 2021
Operating lease cost
Automobile lease costs	Cost of revenues	1,749,959	42,306
Lease expenses	Selling, general and administrative	$585,719	$396,276
Finance lease cost
Amortization of leased asset	Cost of revenues	2,844,167	2,441,873
Amortization of leased asset	General and administrative	974,422	1,656,336
Interest on lease liabilities	Interest expenses on finance leases	333,210	733,202
Total lease expenses		6,487,477	5,269,993
Total lease expenses – discontinued operations		4,150,972	4,748,180
Total Lease expenses- continuing operations		$2,336,505	$521,813

Operating lease expenses for automobiles from continuing operations totaled $1,390,767 and $42,306 for the year ended March 31, 2022 and 2021, respectively. Operating lease expenses for automobiles from discontinued operations totaled $359,192 and $0 for the year ended March 31, 2022 and 2021, respectively.

Operating lease expenses for offices and showroom leases from continuing operations totaled $460,209 and $245,376 for the years ended March 31, 2022 and 2021, respectively. Operating lease expenses offices and showroom leases from discontinued operations totaled $125,510 and $150,900 for the years ended March 31, 2022 and 2021, respectively.

Interest expenses on finance leases from continuing operations totaled $55,844 and $46,518 for the years ended March 31, 2022 and 2021, respectively. Interest expenses on finance leases from continuing operations totaled $277,366 and $686,684 for the years ended March 31, 2022 and 2021, respectively.

The following table sets forth the Company’s minimum lease payments in future periods:

	*Operating lease	Finance lease
	payments	payments	Total
Twelve months ending March 31, 2023	$386,942	$317,499	$704,441
Twelve months ending March 31, 2024	194,311	1,403	195,714
Twelve months ending March 31, 2025	64,268	—	64,268
Twelve months ending March 31, 2026	52,585	—	52,585
Total lease payments	698,106	318,902	1,017,008
Less: discount	(42,342)	(12,969)	(55,311)
Present value of lease liabilities	$655,764	$305,933	$961,697

*As of March 31, 2022, the outstanding balance of operating lease payments due to related parties was $557,677.